Share-Based Compensation (Tables)	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Recognition of Share-Based Compensation related to Employees
Share-based compensation expense is recognized in cost of services, product and technology expense, and selling, general, and administrative expense, in the accompanying condensed consolidated statements of operations and comprehensive income (loss) as follows (in thousands):

	Three-Month Period		Nine-Month Period
	Successor				Predecessor
	Three Months Ended September 30, 2021	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2021	Period from February 1, 2020 through September 30, 2020	Period from January 1, 2020 through January 31, 2020
Share-based compensation expense

Cost of services	$3	$28	$76	$69	$156
Product and technology expense	55	50	176	127	—
Selling, general, and administrative expense	1,285	452	4,317	1,135	3,820

Total share-based compensation expense	$1,343	$530	$4,569	$1,331	$3,976

2021 Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Assumptions Applied to Establish Fair Value of Options Granted Using Black-Scholes Option Pricing Model
The fair value for options granted under the 2021 Equity Plan during the period from June 21, 2021 to September 30, 2021 (Successor) was estimated at the date of grant using the Black-Scholes option-pricing model with the following weighed average assumptions:

Options
Expected stock price volatility	38.60%
Risk-free interest rate	1.02%
Expected term (in years)	5.84
Estimated fair-value of the underlying unit	$15.00

Summary of Option Unit Activity
A summary of the option activity under the 2021 Equity Plan for the period from June 21, 2021 (the effective date of the 2021 Equity Plan) to September 30, 2021 (Successor) is as follows:

		Options	Weighted Average Exercise Price
June 21, 2021	Grants outstanding	—	$—
	Grants issued	3,222,790	$15.00

September 30 , 2021	Grants outstanding	3,222,790	$15.00

September 30 , 2021	Grants vested	343,926	$15.00
September 30 , 2021	Grants unvested	2,878,864	$15.00

Summary of the RSU activity
A summary of the RSU activity under the 2021 Equity Plan for the period from June 21, 2021 to September 30, 2021 (Successor) is as follows
:

		Shares
June 21, 2021	Nonvested RSUs	—
	Granted	45,000
	Vested	—

September 30, 2021	Nonvested RSUs	45,000

Summary of the RSA activity
The following table summarizes the restricted stock issued by the Company. These include grants of unvested Successor profits interests grants that were converted into restricted stock as described above, as well as restricted stock issued to new recipients. The restricted stock granted as a result of the conversion of Successor profits interests retain the vesting attributes (including original service period vesting start date) of the original award. A summary of the restricted stock activity under the 2021 Equity Plan for the period from June 21, 2021 to September 30, 2021 (Successor) is as follows:

		Shares
June 21, 2021	Nonvested restricted stock	—
	Grants issued in exchange for unvested profits interests in the Company’s Parent	2,918,084
	Vested	—

September 30, 2021	Nonvested restricted stock	2,918,084

Predecessor Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Option Unit Activity
A summary of the option unit activity under the Predecessor Plan for the year ended December 31, 2019 (Predecessor) and for the period from January 1, 2020 to January 31, 2020 (Predecessor) is as follows:

		Class B		Class C
		Units	Weighted Average Exercise Price	Units	Weighted Average Exercise Price
December 31, 2018	Grants outstanding	331,666	$1.45	3,792,205	$2.00
	Forfeited	—	$—	(3,437)	$2.00
December 31, 2019	Grants outstanding	331,666	$1.45	3,788,768	$2.00
	Forfeited	—	$—	(72,500)	$2.00

January 31, 2020	Grants outstanding	331,666	$1.45	3,716,268	$2.00

January 31, 2020	Grants vested	271,666	$1.45	3,206,998	$2.00
January 31, 2020	Grants unvested	60,000	$1.45	509,270	$2.00

Successor Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Assumptions Applied to Establish Fair Value of Options Granted Using Black-Scholes Option Pricing Model
Prior to the IPO, the fair value for awards granted during the period from February 1, 2020 through September 30, 2020 (Successor) was estimated at the date of grant using the Black-Scholes option-pricing model with the following weighed average assumptions:

	2020 Class B	2020 Class C
Expected stock price volatility	30.57%	30.08%
Risk-free interest rate	1.36%	1.47%
Expected term (in years)	6.25	6.25
Estimated fair-value of the underlying unit	$10.00	$10.00

The fair value for awards granted during the period from February 1, 2020 to December 31, 2020 (Successor), was estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2020 Class B	2020 Class C
Expected volatility	30.9%	30.08%
Risk-free interest rate	1.28%	1.47%
Expected term (in years)	6.25	6.25
Estimated fair-value of the underlying unit	$10.06	$10.00

Summary of the Profits Interest Activity
A summary of the profits interest unit activity under the Successor Plan for the period from January 1, 2021 to September 30, 2021 (Successor) is as follows:

		Class C
		Units
December 31, 2020	Grants outstanding	3,858,048
	Exchanged for common stock in the Company	(411,720)
	Exchanged for restricted stock in the Company	(3,446,328)

September 30 , 2021	Grants outstanding	—

A summary of the profits interest unit activity under the Successor Plan for the period from February 1, 2020 to December 31, 2020 (Successor) is as follows:

		Class C
		Units
February 1, 2020	Grants outstanding	—
	Issued	4,501,056
	Forfeited	(643,008)

December 31, 2020	Grants outstanding	3,858,048

December 31, 2020	Grants vested	—
December 31, 2020	Grants unvested	3,858,048

Summary of Option Unit Activity
A summary of the option unit activity under the Successor Plan for the period from January 1, 2021 to September 30, 2021 (Successor) is as follows:

		Options	Weighted Average Exercise Price
December 31, 2020	Grants outstanding	2,733,734	$10.06
	Exercised	(24,112)	$10.00
	Forfeited	(107,168)	$10.00
	Exchanged for options in the Company	(2,602,454)	$10.07

September 30 , 2021	Grants outstanding	—

		Options	Weighted Average Exercise Price
December 31, 2020	Grants outstanding	—	$—
	Grants issued in exchange for options in the Company’s Parent	3,938,491	$6.65
	Grants exercised	(28,262)	$6.61
	Grants cancelled/forfeited	(283,816)	$6.61

September 30 , 2021	Grants outstanding	3,626,413	$6.63

September 30 , 2021	Grants vested	349,018	$6.61
September 30 , 2021	Grants unvested	3,277,395	$6.63

A summary of the option unit activity under the Successor Plan for the period from February 1, 2020 to December 31, 2020 (Successor) is as follows:

		Class B
		Units	Weighted Average Exercise Price
February 1, 2020	Grants outstanding	—	$—
	Issued	2,867,694	$10.06
	Forfeited	(133,960)	$10.00

December 31, 2020	Grants outstanding	2,733,734	$10.06

December 31, 2020	Grants vested	—	$—
December 31, 2020	Grants unvested	2,733,734	$10.06